Cover	Apr. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2020
Entity File Number	001-36299
Entity Registrant Name	Ladder Capital Corp
Entity Central Index Key	0001577670
Entity Tax Identification Number	80-0925494
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	345 Park Avenue
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	212
Local Phone Number	715-3170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value
Trading Symbol	LADR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false